Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Net product revenues	$ 933,838	$ 735,444	$ 540,488
Costs and expenses:
Cost of products sold (excluding $44,744, $45,351and $10,908 in amortization of product rights and intangible assets for the years ended December 31, 2013, 2012 and 2011, respectively)	179,392	124,597	95,369
Amortization of product rights and intangible assets	44,744	45,351	10,908
Intangible impairment charges		41,600
Research and development	149,974	123,234	104,350
Selling, general and administrative	304,215	258,187	186,988
Change in acquisition-related contingent consideration	(16,200)	(29,598)	27,000
Total costs and expenses	662,125	563,371	424,615
Income from operations	271,713	172,073	115,873
Loss on extinguishment of debt		(15,580)
Interest expense	(61,651)	(55,518)	(32,121)
Interest and other income	2,003	10,853	2,349
Income before provision for income tax	212,065	111,828	86,101
Income tax (expense) benefit	(69,031)	(47,582)	1,298
Net income	143,034	64,246	87,399
Net income per share, basic	$ 2.31	$ 1.09	$ 1.49
Net income per share, diluted	$ 2.18	$ 1.01	$ 1.44
Shares used in computing net income per share, basic	61,792	58,747	58,718
Shares used in computing net income per share, diluted	65,692	63,699	65,483
Comprehensive income	$ 144,299	$ 64,813	$ 87,288